Employee benefit plans (Components of Net Periodic Pension Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 93,298	¥ 99,838	¥ 88,964
Interest cost	10,514	12,967	13,252
Expected return on plan assets	(37,813)	(38,551)	(36,409)
Amortization of prior service costs	(4,346)	(3,904)	(4,226)
Recognized net actuarial loss	8,356	6,927	7,462
Amortization of net transition obligation	0	0	0
Net periodic pension cost	70,009	77,277	69,043
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	46,869	46,930	35,887
Interest cost	40,335	40,708	37,817
Expected return on plan assets	(43,003)	(37,530)	(41,048)
Amortization of prior service costs	142	219	313
Recognized net actuarial loss	4,255	7,102	5,452
Amortization of net transition obligation	0	0	0
Net periodic pension cost	¥ 48,598	¥ 57,429	¥ 38,421